Related-party transactions - Key management remuneration (Details) - ZAR (R) R in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	R 90,179	R 110,134	R 106,605
Post-employment benefits	4,421	6,009	5,300
Share-based payment	104,550	127,097	120,478
Total	R 199,150	R 243,240	R 232,383